AI Powered Equity ETF
Schedule of Investments
June 30, 2021 (Unaudited)
		Shares	Value
COMMON STOCKS - 99.8%
Ireland - 1.4%
Biotechnology - 1.4%
Horizon Therapeutics PLC (a)		25,451	$2,383,232

Netherlands - 1.0%
Software - 1.0%
Elastic NV (a)		11,717	1,707,870

United States - 97.4%
Aerospace & Defense - 0.7%
Boeing Co. (a)		2,853	683,465
HEICO Corp.		3,496	487,412
Total Aerospace & Defense			1,170,877
Automobiles - 3.1%
Tesla, Inc. (a)		7,965	5,413,811
Beverages - 2.1%
Boston Beer Co., Inc. - Class A (a)		1,945	1,985,457
Celsius Holdings, Inc. (a)		21,914	1,667,436
Total Beverages			3,652,893
Biotechnology - 3.6%
Apellis Pharmaceuticals, Inc. (a)(b)		12,899	815,217
ImmunityBio, Inc. (a)(b)		4,392	62,718
Invitae Corp. (a)(b)		105,977	3,574,603
Novavax, Inc. (a)(b)		8,397	1,782,767
Total Biotechnology			6,235,305
Building Products - 0.3%
Trex Co., Inc. (a)(b)		5,943	607,434
Capital Markets - 2.1%
MSCI, Inc.		4,754	2,534,261
S&P Global, Inc.		2,697	1,106,984
Total Capital Markets			3,641,245
Chemicals - 0.3%
Sherwin-Williams Co.		2,111	575,142
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)		5,149	678,793
Communications Equipment - 0.8%
Inseego Corp. (a)(b)		51,701	521,663
Motorola Solutions, Inc.		4,271	926,166
Total Communications Equipment			1,447,829
Consumer Finance - 1.5%
Credit Acceptance Corp. (a)(b)		5,556	2,523,035
Diversified Telecommunication Services - 1.5%
Bandwidth, Inc. - Class A (a)(b)		10,680	1,472,986
Globalstar, Inc. (a)(b)		664,341	1,182,527
Total Diversified Telecommunication Services			2,655,513
Electric Utilities - 0.4%
NRG Energy, Inc.		18,778	756,753
Electrical Equipment - 2.5%
Plug Power, Inc. (a)(b)		49,322	1,686,319
Vicor Corp. (a)		24,442	2,584,497
Total Electrical Equipment			4,270,816
Entertainment - 3.4%
Roku, Inc. (a)		12,322	5,658,878
Food Products - 0.3%
Freshpet, Inc. (a)		3,066	499,635
Health Care Equipment & Supplies - 6.1%
Align Technology, Inc. (a)		969	592,059
AtriCure, Inc. (a)		11,132	883,102
CONMED Corp. (b)		10,429	1,433,257
DexCom, Inc. (a)		10,867	4,640,210
Penumbra, Inc. (a)(b)		6,255	1,714,246
West Pharmaceutical Services, Inc.		4,033	1,448,250
Total Health Care Equipment & Supplies			10,711,124
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc. (a)		3,206	811,310
Health Care Technology - 3.8%
Inspire Medical Systems, Inc. (a)		16,840	3,254,498
Omnicell, Inc. (a)		7,570	1,146,477
Teladoc Health, Inc. (a)(b)		13,028	2,166,426
Total Health Care Technology			6,567,401
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)		472	731,760
Jack in the Box, Inc. (b)		3,903	434,950
Wingstop, Inc. (b)		9,561	1,507,101
Total Hotels, Restaurants & Leisure			2,673,811
Insurance - 1.2%
Alleghany Corp. (a)		1,696	1,131,352
Hanover Insurance Group Inc/The		2,160	292,982
Selective Insurance Group, Inc.		8,743	709,494
Total Insurance			2,133,828
Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A (a)		874	2,134,124
Snap, Inc. - Class A (a)		48,459	3,301,996
Total Interactive Media & Services			5,436,120
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)		756	2,600,760
Expedia Group, Inc. (a)		6,767	1,107,826
Stitch Fix, Inc. - Class A(a)(b)		8,356	503,867
Total Internet & Direct Marketing Retail			4,212,453
IT Services - 6.9%
Marathon Digital Holdings, Inc. (a)		176	5,521
MongoDB, Inc. (a)(b)		14,339	5,183,835
Perficient, Inc. (a)(b)		28,130	2,262,215
Square, Inc. - Class A (a)		18,322	4,466,904
Total IT Services			11,918,475
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. - Class A(a)(b)		9,463	1,853,045
Illumina, Inc. (a)		3,996	1,890,947
NanoString Technologies, Inc. (a)		5,379	348,505
Total Life Sciences Tools & Services			4,092,497
Machinery - 1.2%
AGCO Corp.		14,586	1,901,723
Crane Co.		2,692	248,660
Total Machinery			2,150,383
Media - 1.1%
Cable One, Inc.		364	696,263
Cardlytics, Inc. (a)		10,131	1,285,928
Total Media			1,982,191
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)		19,205	1,078,361
Multiline Retail - 1.8%
Dollar General Corp.		14,720	3,185,261
Oil, Gas & Consumable Fuels - 1.0%
Comstock Resources, Inc. (a)		135,438	903,371
Tellurian, Inc. (a)		165,670	770,366
Total Oil, Gas & Consumable Fuels			1,673,737
Pharmaceuticals - 0.4%
Arvinas, Inc. (a)		8,403	647,031
Professional Services - 2.7%
CoStar Group, Inc. (a)(b)		59,090	4,893,834
Real Estate Investment Trusts (REITs) - 0.6%
Ashford Hospitality Trust, Inc. (a)(b)		177,566	809,701
DiamondRock Hospitality Co. (a)(b)		15,570	151,029
Total Equity Real Estate Investment Trusts (REITs)			960,730
Road & Rail - 0.4%
Landstar System, Inc.		4,070	643,141
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.		14,406	2,051,414
Intel Corp.		11,356	637,526
NVIDIA Corp.		432	345,643
Synaptics, Inc. (a)(b)		14,641	2,277,847
Total Semiconductors & Semiconductor Equipment			5,312,430
Software - 20.0%
Adobe Systems, Inc. (a)		5,263	3,082,223
Appian Corp. (a)(b)		33,436	4,605,808
Avalara, Inc. (a)(b)		14,866	2,405,319
Blackline, Inc. (a)		11,623	1,293,291
Coupa Software, Inc. (a)(b)		7,520	1,971,067
DocuSign, Inc. (a)		7,740	2,163,872
Fair Isaac Corp. (a)		4,901	2,463,635
Intuit, Inc.		5,468	2,680,250
Microsoft Corp.		2,789	755,540
RingCentral, Inc. - Class A (a)		13,365	3,883,602
ServiceNow, Inc. (a)		2,056	1,129,875
Smartsheet, Inc. - Class A (a)		35,749	2,585,368
Trade Desk, Inc. - Class A (a)		42,392	3,279,445
Zscaler, Inc. (a)		10,844	2,342,955
Total Software			34,642,250
Specialty Retail - 7.9%
American Eagle Outfitters, Inc. (b)		16,637	624,387
AutoZone, Inc. (a)		2,691	4,015,564
Carvana Co. (a)(b)		15,439	4,659,798
Lowe's Companies, Inc.		5,966	1,157,225
MarineMax, Inc. (a)(b)		19,051	928,546
RH (a)(b)		1,996	1,355,284
The Home Depot, Inc.		2,291	730,577
Total Specialty Retail			13,471,381
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)		26,141	1,044,856
Apple, Inc.		10,917	1,495,192
Avid Technology, Inc. (a)		74,710	2,924,897
NetApp, Inc.		12,644	1,034,532
Total Technology Hardware, Storage & Peripherals			6,499,477
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)		2,027	778,510
Lululemon Athletica, Inc. (a)		3,369	1,229,584
Total Textiles, Apparel & Luxury Goods			2,008,094
Thrifts & Mortgage Finance - 0.7%
NMI Holdings, Inc. - Class A (a)		53,808	1,209,604
Total United States			168,702,883
TOTAL COMMON STOCKS (Cost $153,911,678)			172,793,985

RIGHTS - 0.0% (e)
United States - 0.0% (e)
NewStar Financial, Inc. (c)		115,783	–
TOTAL RIGHTS (Cost $0)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 29.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)		50,297,015	50,297,015
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLATTERAL (Cost $50,297,015)			50,297,015

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 0.03% (c)		1,097,644	1,097,644
TOTAL SHORT-TERM INVESTMENTS (Cost $1,097,644)			1,097,644

Total Investments (Cost $205,306,337) - 129.5%			224,188,644
Liabilities in Excess of Other Assets - (29.5)%			(51,012,012)
TOTAL NET ASSETS - 100.0%			$173,176,632

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2021.
(c)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.00% of total net assets. Classfied as Level 3 in the fair value hierarchy.
(d)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(e)	Amount is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

AIEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$172,793,985	$-	$-		$172,793,985
Rights	-	-	-	(1)	-
Short-Term Investments	1,097,644	-	-		1,097,644
Investments Purchased with Securities Lending Collateral*	-	-	-		50,297,015
Total Investments in Securities	$173,891,629	$-	$-		$224,188,644

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.